SHARE CAPITAL (Tables)	12 Months Ended
Jun. 30, 2025
SHARE CAPITAL
Schedule of stock options

		Weighted average exercise
	Number of options	price (CAD$)
Balance, July 1, 2023	3,957,167	$3.37
Options granted	1,335,000	2.10
Options exercised	(85,000)	2.15
Options forfeited	(745,000)	3.68
Options expired	(689,167)	2.15
Balance, June 30, 2024	3,773,000	$3.11
Options granted	1,810,333	1.58
Options exercised	(4,167)	2.10
Options forfeited	(883,166)	2.26
Balance, June 30, 2025	4,696,000	$2.68

Schedule of fair value of options granted

	Years ended June 30,
	2025	2024
Risk free interest rate	2.76%	3.71%
Expected volatility	70.35%	72.69%
Expected life of options in years	2.75	2.75
Estimated forfeiture rate	14.41%	15.05%

Schedule of information about Stock options outstanding

	Number of options	Weighted	Number of options	Weighted
Exercise	outstanding as at	average remaining	exercisable as at	average
prices (CAD$)	June 30, 2025	contractual life (years)	June 30, 2025	exercise price (CAD$)
$1.58	1,429,833	4.62	—	$—
2.10	1,028,167	3.55	342,832	2.10
3.33	533,000	1.60	533,000	3.33
3.42	726,000	2.55	485,334	3.42
3.67	20,000	2.57	13,333	3.67
3.89	10,000	1.65	10,000	3.89
3.92	20,000	2.79	13,333	3.92
4.00	929,000	1.93	929,000	4.00
$1.58 - $4.00	4,696,000	3.17	2,326,832	$3.44

Schedule of continuity RSUs

		Weighted average grant
		date closing price per
	Number of shares	share (CAD$)
Balance, July 1, 2023	1,897,160	$3.79
Granted	1,024,000	2.10
Forfeited	(278,999)	3.67
Distributed	(514,947)	4.00
Balance, June 30, 2024	2,127,214	$2.94
Granted	1,139,333	1.58
Forfeited	(476,666)	2.07
Distributed	(601,015)	3.02
Balance, June 30, 2025	2,188,866	$2.40

Schedule of loss Per Share

	For the years ended June 30,
	2025			2024
	Loss	Shares	Per-share	Loss	Shares	Per-share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss Attributable to equity holders of the Company	$(3,757,057)	$—	$—	$(6,021,706)	$—	$—

Basic loss per share	(3,757,057)	171,635,884	$(0.02)	(6,021,706)	167,765,072	$(0.04)
Effect of dilutive securities:
Stock options and RSUs	—	—	—	—	—	—
Diluted loss per share	$(3,757,057)	171,635,884	$(0.02)	$(6,021,706)	167,765,072	$(0.04)